Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 16,469	$ 95,362
Joint interest billing receivable	30,742	31,492
Prepaid assets and other current assets	94,221	81,690
Total current assets	141,432	208,544
Noncurrent assets:
Property and equipment, net	81,913	88,020
Oil and gas property, proved and unproved, full cost	1,542,814	1,460,674
Total noncurrent assets	1,624,727	1,548,694
Total assets	1,766,159	1,757,238
Current liabilities:
Accounts payable and accrued expenses		334,657
Interest payable - related parties	45,779	22,183
Convertible note payable	1,210,000	1,210,000
Total current liabilities	2,276,255	1,895,215
Asset retirement obligation	918	918
Total liabilities	3,502,605	3,095,862
Commitments and Contingencies
Stockholders' deficit:
Series A convertible preferred stock, $0.001 par value, 2,000,000 shares authorized and 0 shares issued and outstanding	0	0
Common stock, $0.001 par value, 65,000,000 shares authorized and 21,653,326 shares issued and outstanding	21,653	21,653
Additional paid-in capital	5,793,830	5,731,830
Accumulated deficit	(7,551,929)	(7,092,107)
Total stockholders' deficit	(1,736,446)	(1,338,624)
Total liabilities and stockholders' deficit	1,766,159	1,757,238
Secured Senior Secured Convertible Note [Member]
Current liabilities:
Senior secured convertible notes payable, related party, net of discount of $120,231	1,225,432	1,199,729
Nonrelated Party [Member]
Current liabilities:
Accounts payable and accrued expenses	666,216	334,657
Related Party [Member]
Current liabilities:
Accounts payable and accrued expenses	$ 354,260	$ 328,375